                                             -----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: September 30, 2007
                                             Estimated average burden
                                             hours per response. . . . . . .19.4
                                             -----------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-09079
                                  ----------------------------------------------

                        Morgan Keegan Select Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Morgan Keegan Tower, Fifty North Front Street, Memphis, TN 38103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     901-524-4100
                                                   -----------------------------

Date of fiscal year end:      August 31
                        ---------------------------

Date of reporting period:      February 28, 2005
                         --------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC BACKGROUND]

                                        SEMI-ANNUAL REPORT
    --------------------------------------------------------------------
                                         February 28, 2005




                MORGAN KEEGAN
                SELECT FUND, INC.


                REGIONS MORGAN KEEGAN SELECT
                LEADER SHORT TERM BOND FUND
                A bond fund for investors who seek a high level of current income consistent with the preservation of capital.












                                        [SELECT FUNDS LOGO]

        TABLE OF CONTENTS



MORGAN KEEGAN SELECT FUND, INC.

SEMI-ANNUAL REPORT
FEBRUARY 28, 2005

Letter from the President..........................................         1

Regions Morgan Keegan Select LEADER Short Term Bond Fund...........         2

Schedule of Portfolio Investments..................................         4

Statement of Assets and Liabilities................................         9

Statement of Operations............................................        10

Statements of Changes in Net Assets................................        11

Financial Highlights...............................................        14

Notes to the Financial Statements..................................        16

Supplemental Information...........................................        20

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE REGIONS MORGAN KEEGAN SELECT LEADER SHORT TERM BOND FUND (THE "FUND") USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO THE PORTFOLIO SECURITIES AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO THE PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-564-2188 OR ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

SCHEDULES OF PORTFOLIO INVESTMENTS FOR PERIODS ENDING NOVEMBER 30 AND MAY 31 (BEGINNING JULY 29) ARE AVAILABLE WITHOUT CHARGE, ON THE SECURITIES AND EXCHANGE COMMISSIONS'S WEBSITE AT HTTP://WWW.SEC.GOV.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO PERSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS. AN INVESTOR SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUND'S PROSPECTUS. TO OBTAIN A PROSPECTUS, PLEASE CALL 800-564-2188. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


THE FUND IS DISTRIBUTED BY MORGAN KEEGAN & COMPANY, INC.

THE FUND, LIKE ALL MUTUAL FUNDS: - IS NOT FDIC INSURED - HAS NO BANK GUARANTEE - MAY LOSE VALUE

                                                       LETTER FROM THE PRESIDENT


DEAR SHAREHOLDER,


We are pleased to present the enclosed semi-annual report for the Regions Morgan Keegan Select LEADER Short Term Bond Fund (the "Fund"). You will find information on Fund strategy and investments, as well as performance for the six-month period ended February 28, 2005.

GROWTH CONTINUES, BUT INFLATION EMERGES

The U.S. economy continued to grow during the six-month period, but the pace of that growth slowed as the period progressed. Inflationary pressures, particularly rising prices for oil and other commodities, began to work their way through the economy. On a positive note, business spending improved, making up for the slowdown on the consumer side.

MARKETS RETREAT AT END OF PERIOD

Encouraged by the U.S. presidential election results and moderating oil prices, the stock market took off in the final months of 2004. Surprisingly, the bond market also posted decent gains, despite a stronger economy and the Federal Reserve's tightening campaign.

Sentiment changed in early 2005, though, as oil prices once again spiked upward. Other commodity prices followed suit, creating an environment of growing inflationary pressures. At the same time, the Federal Reserve continued raising interest rates. Investors reevaluated their exposure to risk, and the stock and bond market performance turned modestly negative. Overall, for the six-month period, financial market performance was positive.

MAINTAIN PERSPECTIVE

We remain optimistic toward the stock market and its long-term potential, but it's important to maintain your long-term, diversified investment strategy. As financial market events throughout the last several years have demonstrated, maintaining a diversified portfolio of stock and bond funds may be the best approach to capture returns from markets on the upswing and protect against losses due to markets suffering periodic downturns.

It's also important to maintain a long-term perspective when evaluating investment performance. The stock and bond markets each have generated attractive performance during recent short-term reporting periods. But what truly matters are long-term results. Your investment representative can help you evaluate your portfolio's performance and make sure your diversified mix of investments is designed to generate the long-term performance potential your goals demand.

WE APPRECIATE YOUR BUSINESS

As always, we appreciate the support, confidence and trust you have placed in Morgan Keegan Select Fund, Inc. We at Regions Financial Corporation and its affiliates, remain committed to helping you pursue your investment goals. If you have any questions about your account or funds, please call us at 800-564-2188.


/s/ Carter E. Anthony

Carter E. Anthony
President, Morgan Asset Management, Inc., and Morgan Keegan Select Fund, Inc.


The foregoing information and opinions are for general information only. Morgan Asset Management, Inc., the Fund's adviser, does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

REGIONS MORGAN KEEGAN SELECT LEADER SHORT TERM BOND FUND


      CO-PORTFOLIO MANAGERS: James C. Kelsoe, CFA, Morgan Asset Management, Inc.
                             David Tannehill, CFA, Morgan Asset Management, Inc.

OBJECTIVE AND STRATEGY__________________________________________________________

The Regions Morgan Keegan Select LEADER Short Term Bond Fund seeks to provide a high level of current income consistent with preservation of capital. The Fund invests in U.S. corporate and government issues, and mortgage-backed and other asset-backed securities. The Fund invests primarily in investment grade bonds rated BBB or better. The average effective maturity of the Fund will generally be 3 years or less.

INVESTMENT CONCERNS: Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

Q&A_____________________________________________________________________________

                           AVERAGE ANNUAL TOTAL RETURN
                            AS OF FEBRUARY 28, 2005*


                                                                     SINCE
                                                                      FUND
                              SIX                                  INCEPTION
                            MONTHS**       1 YEAR      3 YEAR       (1/5/01)
--------------------------------------------------------------------------------
CLASS A SHARES               0.17%          0.05%       3.85%        3.83%
  exclusive of
  sales load
  with sales load           -1.37%         -1.47%       3.34%        3.46%
   (maximum 1.50%)
--------------------------------------------------------------------------------
CLASS I SHARES               0.22%          0.35%       4.12%        4.09%
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THESE PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-564-2188.

*The quoted returns reflect the performance from January 5, 2001 to February 18, 2005 of the LEADER Short Term Bond Fund, a series of LEADER Mutual Funds, and predecessor fund to the Regions Morgan Keegan Select LEADER Short Term Bond Fund. On February 18, 2005, the LEADER Short Term Bond Fund merged into the Regions Morgan Keegan Select LEADER Short Term Bond Fund.

The performance shown for the Class A Shares prior to its inception on March 8, 2001 reflects the historical performance of the Class I Shares, and has been adjusted for the maximum sales charge applicable to the Class A Shares as well as Class A Shares 12b-1 fees.
**Aggregate

HOW DID THE FUND PERFORM?

The Fund's Class I Shares posted a total return of 0.22% for the six-month period ended February 28, 2005. This compares favorably to the -0.16% return for the Fund's benchmark, the Lehman Brothers 1-3-Year Government/Credit Bond Index(1).

As of February 28, 2005, the 30-day SEC yield on the Fund's Class A Shares was 3.55%.

WHAT WERE YOUR KEY STRATEGIES DURING THE PERIOD?

Given the steady increase in short-term interest rates during the period, our goal was to capture the higher yields available in the market--thus increasing the Fund's dividend rate--while seeking relative share price stability. To that end, we reduced the Fund's exposure to corporate bonds, which we believed had become somewhat overvalued, and increased the Fund's investments in floating-rate asset-backed and mortgage-backed securities. This strategy helped performance, because the securities we favored generally were more stable in the rising-rate environment. In addition, they helped boost the Fund's yield and shorten the portfolio's duration (sensitivity to interest rate changes). In particular, the more frequent cash flows of mortgage-backed securities allowed us to reinvest at better yields.

WHAT IS YOUR INVESTMENT OUTLOOK?

We believe short-term interest rates will continue to rise, as the Federal Reserve forges ahead with its series of "measured" rate hikes. In our attempt to take advantage of this higher-rate environment, we will continue to focus on investing in a mix of short-duration, floating-rate assets that generate attractive monthly cash flows.(+)

(+)The Fund's composition is subject to change.

REGIONS MORGAN KEEGAN SELECT LEADER SHORT TERM BOND FUND


CREDIT QUALITY(+)_______________________________________________________________
AS OF 2/28/05


                  % OF TOTAL INVESTMENTS                       % OF TOTAL INVESTMENTS
-----------------------------------------        ------------------------------------
AAA.......................     33.5%             BBB+....................    6.0%
AA........................      6.7%             BBB.....................   12.6%
A+........................      4.9%             BBB-....................   11.4%
A.........................     13.3%             BB+ or Lower............    4.9%
A-........................      4.6%             Not Rated...............    2.1%
                                                                           -----
                                                 Total ..................  100.0%



ASSET ALLOCATION(+)_____________________________________________________________
AS OF 2/28/05


                                                              % OF TOTAL INVESTMENTS
----------------------------------------------------------------------------------
Corporate Bonds..............................................           42.0%
Commercial Mortgage Backed Securities........................           25.8%
Residential Mortgage Backed Securities.......................           25.1%
Asset Backed Securities......................................            3.7%
Government & Agency Bonds....................................            2.0%
Short Term Investments.......................................            1.4%

(+)The Fund's composition is subject to change.






DEFINITION OF TERMS_____________________________________________________________

(1)The Lehman Brothers 1-3-Year Government/Bond Index is an index composed of all bonds of investment grade with a maturity between one and three years. The above index is unmanaged and its reported returns do not reflect the deduction of fees associated with a mutual fund, such as investment management fees, or the deduction of taxes. The Fund's performance does reflect the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          PRINCIPAL
                  SECURITY DESCRIPTION                      AMOUNT         VALUE
-----------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 3.7%
Diversified Asset Securitization Holdings II, LP, Series
  1A, Class A1, 7.873%, 9/15/2035.......................  $1,887,275    $ 1,949,007
First Consumers Master Trust, Series 2001-A, Class A,
  2.90%, 9/15/2008*.....................................     743,986        738,406
                                                                        -----------
TOTAL ASSET BACKED SECURITIES --
  (Cost $2,653,393).................................................      2,687,413
                                                                        -----------
COMMERCIAL MORTGAGE BACKED SECURITIES -- 25.9%
ACLC Business Loan Receivables Trust, Series 1999-1,
  Class A2, 6.94%, 8/15/2020(b).........................   1,000,000        995,397
Atherton Franchisee Loan Funding, Series 1998-A, Class
  A2, 6.72%, 5/15/2020(b)...............................   2,510,780      2,530,389
Atherton Franchisee Loan Funding, Series 1999-A, Class
  A2, 7.23%, 4/15/2012(b)...............................   1,929,415      1,923,389
Bank of America Corp., Series 2001-3, Class A1, 4.89%,
  4/11/2037.............................................   1,250,030      1,264,288
Bear Stearns Commercial Mortgage Securities, Series
  2001-TOP2, Class A1, 6.08%, 2/15/2035.................   2,338,063      2,424,820
Chase Commercial Mortgage Securities Corp., Series
  1997-1, Class E, 7.37%, 6/19/2029.....................     500,000        533,213
Commercial Mortgage Pass-Through Certificates, Series
  2001-J1A, Class A1, 6.144%, 2/14/2034(b)..............     748,687        774,718
Heller Financial Commercial Mortgage Assets Corp.,
  Series 1999-PH1, Class A1, 6.50%, 5/15/2031...........   1,244,197      1,282,842
Lehman Brothers Floating Rate Commercial Mortgage Trust,
  Series 2002-LLFA, Class L, 3.99%, 6/14/2017(b)*.......     700,000        687,843
Morgan Stanley Dean Witter Capital I, Series 2001-280,
  Class A1, 6.148%, 2/3/2011(b).........................     692,633        721,919
Morgan Stanley Dean Witter Capital I, Series 2003-IQ6,
  Class A1, 2.80%, 12/15/2041...........................   1,814,265      1,778,942
Mortgage Capital Funding, Inc., Series 1998-MC2, Class
  A2, 6.423%, 6/18/2030.................................   1,688,890      1,782,072
Peachtree Franchise Loan LLC, Series 1999-A, Class A1,
  6.68%, 1/15/2021(b)...................................   2,036,719      2,023,433
                                                                        -----------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES --
  (Cost $19,129,471)................................................     18,723,265
                                                                        -----------
RESIDENTIAL MORTGAGE BACKED SECURITIES -- 25.2%
Argent Net Interest Margin Trust, Series 2004-WN10,
  Class A, 4.212%, 11/25/2034(b)........................     806,193        805,870
Bank of America Mortgage Securities, Series 2004-B,
  Class 2A2, 4.14%, 3/25/2034*..........................   2,249,327      2,211,953

                                   continued

                                                            SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          PRINCIPAL
                  SECURITY DESCRIPTION                      AMOUNT         VALUE
-----------------------------------------------------------------------------------
RESIDENTIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
Countrywide Alternative Loan Trust, Series 2004-15,
  Class 1A2, 5.015%, 9/25/2034*.........................  $  778,483    $   785,059
Countrywide Alternative Loan Trust, Series 2004-15,
  Class 2A2, 5.29%, 9/25/2034*..........................     881,297        885,469
Empire Funding Home Loan Owner Trust, Series 1999-1,
  Class M2, 9.00%, 5/25/2030............................     224,580        229,928
Fannie Mae, Series 2003-129, Class MB, 4.00%,
  12/25/2016............................................   1,500,000      1,488,012
First Franklin Net Interest Margin Trust, 8.353%,
  8/25/2034(b)(c).......................................     800,000        808,000
GSR Mortgage Loan Trust, Series 2004-10F, Class 1A1,
  4.50%, 8/25/2019......................................     930,829        934,440
Harborview Mortgage Loan Trust, Series 2004-4, Class 3A,
  2.975%, 6/19/2034*....................................   1,653,944      1,625,986
Harborview Mortgage Loan Trust, Series 2004-6, Class 5A,
  4.77%, 8/19/2034*.....................................   2,345,332      2,341,841
Long Beach Mortgage Loan Trust, Series 2001-1, Class M2,
  3.60%, 4/21/2031*.....................................   1,717,564      1,595,891
Long Beach Mortgage Loan Trust, Series 2001-2, Class M2,
  3.60%, 7/25/2031*.....................................   1,217,524      1,188,897
Long Beach Mortgage Loan Trust, Series 2001-4, Class M2,
  4.30%, 3/25/2032*.....................................     750,000        741,944
NovaStar Net Interest Margin Trust, Series 2004-N2,
  Class Note, 4.458%, 6/26/2034(b)......................     532,790        529,969
Oakwood Mortgage Investors, Inc., Series 2001-B, Class
  A2, 2.965%, 3/15/2018(b)*.............................     863,427        773,682
Sharps SP I LLC Net Interest Margin Trust, Series
  2004-4N, Class Note, 6.65%, 6/25/2034(b)(c)...........     269,433        269,433
Washington Mutual, Series 2003-AR10, Class A4, 4.075%,
  10/25/2033............................................   1,000,000        996,020
                                                                        -----------
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES --
  (Cost $18,390,474)................................................     18,212,394
                                                                        -----------
CORPORATE BONDS -- 42.1%
AGRICULTURAL OPERATIONS -- 1.5%
Cargill, Inc., 6.15%, 2/25/2008(b)......................   1,000,000      1,056,337
                                                                        -----------
AIRLINES -- 0.4%
Southwest Airlines Co., 5.10%, 5/1/2006.................     283,885        287,928
                                                                        -----------

                                   continued

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          PRINCIPAL
                  SECURITY DESCRIPTION                      AMOUNT         VALUE
-----------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
AUTOMOBILES & TRUCKS -- 4.3%
DaimlerChrysler NA, 6.40%, 5/15/2006....................  $1,000,000    $ 1,029,828
DaimlerChrysler NA, 7.375%, 9/15/2006...................   1,000,000      1,046,652
General American Transportation, 6.75%, 3/1/2006........   1,000,000      1,023,312
                                                                        -----------
                                                                          3,099,792
                                                                        -----------
COMPUTERS & BUSINESS EQUIPMENT -- 1.7%
Xerox Capital Europe PLC, 6.25%, 4/24/2008..............   1,252,000      1,259,825
                                                                        -----------
CRUISE LINES -- 0.7%
Carnival Corp., 3.75%, 11/15/2007.......................     500,000        493,234
                                                                        -----------
DIVERSIFIED OPERATIONS -- 2.0%
Cendant Corp., 6.875%, 8/15/2006........................   1,400,000      1,456,588
                                                                        -----------
FINANCE & BANKING -- 14.7%
Countrywide Capital I, 8.00%, 12/15/2026................   1,000,000      1,046,790
Countrywide Home Loans, Inc., 4.25%, 12/19/2007.........   3,000,000      2,998,160
Ford Motor Credit Co., 6.50%, 1/25/2007.................   1,000,000      1,030,239
Ford Motor Credit Co., 7.20%, 6/15/2007.................   1,000,000      1,041,338
General Motors Acceptance Corp., 6.125%, 9/15/2006......   1,000,000      1,019,659
General Motors Acceptance Corp., 6.125%, 2/1/2007.......   1,000,000      1,017,708
General Motors Acceptance Corp., 4.56%, 12/1/2014*......     750,000        719,254
International Lease Finance Corp., 5.70%, 7/3/2006......     700,000        716,527
J.P. Morgan Chase & Co., 6.70%, 11/1/2007...............   1,000,000      1,065,609
                                                                        -----------
                                                                         10,655,284
                                                                        -----------
FOOD & BEVERAGES -- 1.1%
Coca-Cola Enterprises, Inc., 5.375%, 8/15/2006..........     750,000        766,107
                                                                        -----------
INSURANCE -- 4.7%
Allstate Corp., 5.375%, 12/1/2006.......................     500,000        510,924
Mony Group, Inc., 7.45%, 12/15/2005.....................   1,000,000      1,027,612
Prudential Insurance Co., 6.375%, 7/23/2006(b)..........     800,000        831,132
Unitrin, Inc., 5.75%, 7/1/2007..........................   1,000,000      1,026,641
                                                                        -----------
                                                                          3,396,309
                                                                        -----------
MULTIMEDIA -- 4.5%
Continental Cablevision, 8.875%, 9/15/2005..............   1,500,000      1,541,522
Cox Enterprises, Inc., 4.375%, 5/1/2008(b)..............   1,000,000        994,722
Walt Disney Co., 5.50%, 12/29/2006......................     700,000        718,613
                                                                        -----------
                                                                          3,254,857
                                                                        -----------

                                   continued

                                                            SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT        MARKET
                  SECURITY DESCRIPTION                    OR SHARES        VALUE
-----------------------------------------------------------------------------------
CORPORATE BONDS -- (CONTINUED)
OIL & GAS -- 2.7%
Halliburton Co., 6.00%, 8/1/2006........................  $1,000,000    $ 1,025,852
Ultramar Diamond Shamrock Corp., 8.00%, 3/15/2005.......     950,000        951,290
                                                                        -----------
                                                                          1,977,142
                                                                        -----------
TELECOMMUNICATIONS -- 2.4%
Sprint Capital Corp., 7.125%, 1/30/2006.................   1,024,000      1,053,531
TeleCorp PCS, Inc., 10.625%, 7/15/2010..................     650,000        700,630
                                                                        -----------
                                                                          1,754,161
                                                                        -----------
UTILITIES -- 1.4%
Progress Energy, Inc., 6.75%, 3/1/2006..................   1,000,000      1,028,244
                                                                        -----------
TOTAL CORPORATE BONDS --
  (Cost $30,557,418)................................................     30,485,808
                                                                        -----------
GOVERNMENT AND AGENCY BONDS -- 2.1%
FEDERAL HOME LOAN BANK -- 0.7%
3.215%, 3/1/2007(c)*....................................     500,000        499,750
                                                                        -----------
FREDDIE MAC -- 1.4%
3.65%, 1/23/2008........................................   1,000,000        991,658
                                                                        -----------
TOTAL GOVERNMENT AND AGENCY BONDS --
  (Cost $1,495,675).................................................      1,491,408
                                                                        -----------
SHORT TERM INVESTMENTS -- 1.4%
MUTUAL FUND -- 1.4%
Fifth Third Government Money Market, Institutional
  Class.................................................     992,807        992,807
                                                                        -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $992,807)...................................................        992,807
                                                                        -----------
TOTAL INVESTMENTS --
  (Cost $73,219,238)(a) -- 100.4%...................................     72,593,095
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)%.....................       (267,341)
                                                                        -----------
NET ASSETS -- 100.0%................................................    $72,325,754
                                                                        ===========

---------------

(a) Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation..................  $ 231,981
Unrealized depreciation..................   (858,124)
                                           ---------
Net unrealized depreciation..............  $(626,143)
                                           =========

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(b) Represents restricted securities purchased in reliance on an exemption from registration under the Securities Act of 1933, as amended (the "Act"). These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers per Rule 144A under the Act. The Adviser, using procedures approved by the Board of Directors, has deemed these securities to be liquid.

(c) Denotes fair valued security.

* Variable Rate Instrument. The rate presented is the rate in effect at February 28, 2005. The maturity date reflected is the final maturity date; the interest rate will adjust periodically until maturity.

              See accompanying notes to the financial statements.

                                                 MORGAN KEEGAN SELECT FUND, INC.
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                   FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              SHORT TERM
                                                               BOND FUND
                                                              -----------
ASSETS:
Investments in securities, at cost..........................  $73,219,238
                                                              ===========
Investments in securities, at value.........................  $72,593,095
Interest and dividends receivable...........................      655,622
Receivable for capital shares issued........................        9,853
Prepaid expenses............................................        1,849
                                                              -----------
  Total Assets..............................................   73,260,419
                                                              -----------
LIABILITIES:
Dividends payable...........................................      233,120
Payable for capital shares redeemed.........................      158,629
Payable for investment securities purchased.................      499,750
Accrued expenses:
  Advisory fees.............................................       19,705
  Sub-Administration fees...................................        1,254
  Distribution fees.........................................        1,405
  Shareholder service fees..................................          163
  Other.....................................................       20,639
                                                              -----------
  Total Liabilities.........................................      934,665
                                                              -----------
NET ASSETS..................................................  $72,325,754
                                                              -----------
COMPOSITION OF NET ASSETS:
Paid-in capital.............................................  $73,192,300
Accumulated net investment income...........................      (28,773)
Accumulated net realized loss on investments................     (211,630)
Net unrealized depreciation on investments..................     (626,143)
                                                              -----------
NET ASSETS..................................................  $72,325,754
                                                              ===========
CLASS I SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................  $67,586,900
                                                              ===========
Shares of beneficial interest outstanding, no par value.....    6,709,322
                                                              ===========
Net asset value, offering and redemption price per share....  $     10.07
                                                              ===========
CLASS A SHARES (UNLIMITED NUMBER OF SHARES AUTHORIZED):
Net Assets..................................................  $ 4,738,854
                                                              ===========
Shares of beneficial interest outstanding, no par value.....      470,488
                                                              ===========
Net asset value and redemption price per share..............  $     10.07
                                                              ===========
Maximum Sales Charge........................................         1.50%
                                                              ===========
Maximum offering price (100%/(100%-Maximum Sales Charge) of
  net asset value adjusted to the nearest cent) per share...  $     10.22
                                                              ===========

              See accompanying notes to the financial statements.

MORGAN KEEGAN SELECT FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              SHORT TERM
                                                               BOND FUND
                                                              -----------
INVESTMENT INCOME:
Interest income.............................................  $ 1,689,033
Dividend income.............................................       13,984
                                                              -----------
  Total Investment Income...................................    1,703,017
                                                              -----------
EXPENSES:
Advisory fees...............................................      199,279
Sub-Administration fees.....................................       61,144
Administrative service fees -- Class I Shares...............       94,569
Distribution fees -- Class A Shares.........................        8,338
Distribution fees -- Investor B Shares......................        4,430
Shareholder service fees  -- Investor B Shares..............        1,477
Fund accounting fees and expenses...........................       27,089
Custodian fees and expenses.................................        5,179
Transfer agent fees and expenses............................       38,794
Trustees' fees and expenses.................................        3,778
State registration fees.....................................        3,765
Other.......................................................       23,901
                                                              -----------
  Total Expenses............................................      471,743
  Expenses voluntarily waived by the Adviser................      (72,466)
  Expenses voluntarily waived by the Sub-Administrator and
    its affiliates..........................................     (106,727)
                                                              -----------
  Net Expenses..............................................      292,550
                                                              -----------
NET INVESTMENT INCOME.......................................    1,410,467
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains on investments...........................       73,639
Change in unrealized appreciation/(depreciation) on
  investments...............................................   (1,292,397)
                                                              -----------
Net realized and unrealized losses on investments...........   (1,218,758)
                                                              -----------
Change in Net Assets Resulting From Operations..............  $   191,709
                                                              ===========

              See accompanying notes to the financial statements.

                                                 MORGAN KEEGAN SELECT FUND, INC.
                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                      SHORT TERM BOND FUND
                                               -----------------------------------
                                               SIX MONTHS ENDED      YEAR ENDED
                                               FEBRUARY 28, 2005   AUGUST 31, 2004
                                               -----------------   ---------------
                                                  (UNAUDITED)
CHANGE IN NET ASSETS:
OPERATIONS:
Net investment income........................     $ 1,410,467        $ 1,897,820
Net realized gains on investments............          73,639             92,384
Change in unrealized
  appreciation/(depreciation) on
  investments................................      (1,292,397)          (311,814)
                                                  -----------        -----------
Change in net assets resulting from
  operations.................................         191,709          1,678,390

DISTRIBUTIONS TO CLASS I SHAREHOLDERS FROM:
Net investment income........................      (1,317,773)        (1,670,910)

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income........................        (103,857)          (192,221)

DISTRIBUTIONS TO INVESTOR B SHAREHOLDERS
  FROM:
Net investment income........................         (17,610)           (30,979)
                                                  -----------        -----------
Change in net assets from shareholder
  dividends..................................      (1,439,240)        (1,894,110)

CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions...............................       2,495,170         24,920,123
                                                  -----------        -----------
CHANGE IN NET ASSETS.........................       1,247,639         24,704,403

NET ASSETS:
  Beginning of period........................      71,078,115         46,373,712
                                                  -----------        -----------
  End of period..............................     $72,325,754        $71,078,115
                                                  ===========        ===========
Accumulated Net Investment Income............     $   (28,773)       $        --
                                                  ===========        ===========

              See accompanying notes to the financial statements.

MORGAN KEEGAN SELECT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       SHORT TERM BOND FUND
                                                -----------------------------------
                                                SIX MONTHS ENDED      YEAR ENDED
                                                FEBRUARY 28, 2005   AUGUST 31, 2004
                                                -----------------   ---------------
                                                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.................     $11,059,729        $32,933,451
  Dividends reinvested........................         231,584            365,677
  Cost of shares redeemed.....................      (4,851,648)       (11,812,161)
                                                   -----------        -----------
    Change....................................       6,439,665         21,486,967
                                                   -----------        -----------
CLASS A SHARES:
  Proceeds from shares issued.................         693,479          6,305,412
  Proceeds from shares exchanged from Investor
    B.........................................       1,154,161                 --
  Dividends reinvested........................         104,461            170,525
  Cost of shares redeemed.....................      (4,488,655)        (3,166,676)
                                                   -----------        -----------
    Change....................................      (2,536,554)         3,309,261
                                                   -----------        -----------
INVESTOR B SHARES:
  Proceeds from shares issued.................              85            763,447
  Dividends reinvested........................          17,455             25,899
  Cost of shares redeemed.....................        (271,320)          (665,451)
  Cost of shares exchanged to Class A.........      (1,154,161)                --
                                                   -----------        -----------
    Change....................................      (1,407,941)           123,895
                                                   -----------        -----------
Change in net assets from capital
  transactions................................     $ 2,495,170        $24,920,123
                                                   ===========        ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued......................................       1,085,337          3,186,257
  Reinvested..................................          22,756             35,536
  Redeemed....................................        (477,406)        (1,149,035)
                                                   -----------        -----------
    Change....................................         630,687          2,072,758
                                                   -----------        -----------
CLASS A SHARES:
  Issued......................................          67,935            610,128
  Issued in connection with exchange from
    Investor B................................         111,867                 --
  Reinvested..................................          10,259             16,586
  Redeemed....................................        (441,567)          (309,354)
                                                   -----------        -----------
    Change....................................        (251,506)           317,360
                                                   -----------        -----------
INVESTOR B SHARES:
  Issued......................................               8             73,839
  Reinvested..................................           1,714              2,515
  Redeemed....................................         (26,620)           (64,885)
  Redeemed in connection with exchange to
    Class A...................................        (111,740)                --
                                                   -----------        -----------
    Change....................................        (136,638)            11,469
                                                   -----------        -----------
Change from share transactions................         242,543          2,401,587
                                                   ===========        ===========

              See accompanying notes to the financial statements.

                      (This page intentionally left blank)

MORGAN KEEGAN SELECT FUND, INC.
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period indicated:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                INVESTMENT ACTIVITIES
                                                            ------------------------------
                                                NET ASSET                    NET REALIZED      TOTAL
                                                 VALUE,          NET        AND UNREALIZED      FROM
                                                BEGINNING    INVESTMENT     GAINS/(LOSSES)   INVESTMENT
                                                OF PERIOD      INCOME       ON INVESTMENTS   ACTIVITIES
                                                ---------   -------------   --------------   ----------
CLASS I SHARES
SHORT TERM BOND FUND
For the Six Months Ended February 28, 2005*...    10.25         0.20            (0.18)          0.02
Year Ended August 31, 2004....................    10.22         0.32             0.03           0.35
Year Ended August 31, 2003....................     9.94         0.39             0.28           0.67
Year Ended August 31, 2002....................    10.12         0.41            (0.18)          0.23
Period Ended August 31, 2001(1)...............    10.00         0.30             0.12           0.42

CLASS A SHARES
SHORT TERM BOND FUND
For the Six Months Ended February 28, 2005*...    10.24         0.19            (0.17)          0.02
Year Ended August 31, 2004....................    10.22         0.29             0.02           0.31
Year Ended August 31, 2003....................     9.94         0.36             0.28           0.64
Year Ended August 31, 2002....................    10.11         0.39            (0.17)          0.22
Period Ended August 31, 2001(2)...............    10.00         0.21             0.11           0.32

---------------

*    Unaudited.
(1)  From the commencement of operations on January 5, 2001.
(2)  From the commencement of operations on March 8, 2001.


(a)  Not Annualized.
(b)  Annualized.
(c) During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(d) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(e)  Amount less than $0.005.
(f)  Total return excludes sales charge.

              See accompanying notes to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        LESS DIVIDENDS FROM:                                                   RATIOS/SUPPLEMENTAL DATA
                      ------------------------                                        ------------------------------------------
                                       NET                       NET ASSET            NET ASSETS,       NET       NET INVESTMENT
                         NET        REALIZED                      VALUE,                END OF      EXPENSES TO     INCOME TO
                      INVESTMENT    GAINS ON       TOTAL          END OF     TOTAL      PERIOD        AVERAGE        AVERAGE
                        INCOME     INVESTMENTS   DIVIDENDS        PERIOD     RETURN     (000'S)     NET ASSETS      NET ASSETS
                      ----------   -----------   ---------       ---------   ------   -----------   -----------   --------------

CLASS I SHARES

SHORT TERM BOND FUND

For the Six Months
 Ended February 28,
 2005*...............   (0.20)           --        (0.20)          10.07      0.22%(a)    67,587       0.77%(b)        3.93%(b)

Year Ended August 31,
 2004................   (0.32)           --        (0.32)          10.25      3.44%      62,281        0.84%           3.07%

Year Ended August 31,
 2003................   (0.39)           --        (0.39)          10.22      6.86%      40,957        0.90%           3.84%

Year Ended August 31,
 2002................   (0.41)           --(e)     (0.41)           9.94      2.30%      28,151        0.98%           4.05%

Period Ended August
 31, 20011...........   (0.30)           --        (0.30)          10.12      4.26%(a)    17,890       0.96%(b)        4.50%(b)

CLASS A SHARES

SHORT TERM BOND FUND

For the Six Months
 Ended February 28,
 2005*...............   (0.19)           --        (0.19)          10.07      0.17%(a)(f)     4,739    1.07%(b)        3.60%(b)

Year Ended August 31,
 2004................   (0.29)           --        (0.29)          10.24      3.02%(f)     7,396       1.14%           2.76%

Year Ended August 31,
 2003................   (0.36)           --        (0.36)          10.22      6.57%(f)     4,136       1.19%           3.48%

Year Ended August 31,
 2002................   (0.39)           --(e)     (0.39)           9.94      2.22%(f)       969       1.27%           3.77%

Period Ended August
 31, 20012...........   (0.21)           --        (0.21)          10.11      3.19%(a)(f)        70    1.31%(b)        4.11%(b)

                       RATIOS/SUPPLEMENTAL DATA
                       -------------------------
                           TOTAL
                        EXPENSES TO    PORTFOLIO
                          AVERAGE      TURNOVER
                       NET ASSETS(C)    RATE(D)
                       -------------   ---------
CLASS I SHARES
SHORT TERM BOND FUND
For the Six Months
 Ended February 28,
 2005*...............      1.29%(b)       13%
Year Ended August 31,
 2004................      1.38%          92%
Year Ended August 31,
 2003................      1.50%          37%
Year Ended August 31,
 2002................      1.67%          20%
Period Ended August
 31, 20011...........      1.83%(b)       22%
CLASS A SHARES
SHORT TERM BOND FUND
For the Six Months
 Ended February 28,
 2005*...............      1.31%(b)       13%
Year Ended August 31,
 2004................      1.37%          92%
Year Ended August 31,
 2003................      1.47%          37%
Year Ended August 31,
 2002................      1.67%          20%
Period Ended August
 31, 20012...........      2.02%(b)       22%

MORGAN KEEGAN SELECT FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. ORGANIZATION

Morgan Keegan Select Fund, Inc. (the "Company") was organized as a Maryland corporation on October 27, 1998. The Company is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. As of the date of this report, the Company consists of three portfolios, each with its own investment objective. The accompanying financial statements are for the Regions Morgan Keegan Select LEADER Short Term Bond Fund (the "Fund").

The Fund offers two classes of shares: Class I Shares and Class A Shares. Each class of shares in the Fund has identical rights and privileges except with respect to fees paid under the Fund's distribution plan and shareholder service arrangements, voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Investment Valuation: Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is primarily traded, or at the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost, which approximates market value. Investments in other open-ended investment companies are valued at net asset value as reported by those investment companies. Investments for which there are no such quotations available, or for which available quotations appear to not accurately reflect their current value, are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Fund shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Fund's daily Net Asset Value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                                 MORGAN KEEGAN SELECT FUND, INC.
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Dividends to Shareholders: The Fund pays dividends to its shareholders from the Fund's respective net investment income. Income dividends are declared daily and paid monthly. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. Dividends are recorded on the ex-dividend date.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from Accounting Principles Generally Accepted in the United States of America ("GAAP"). These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, net operating gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes: The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income tax to the extent that it distributes all of its taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of its net investment income and realized capital gains during the calendar year, the Fund will not be subject to a federal excise tax.

Expenses: Expenses directly attributable to a Fund are charged directly to the Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets or another appropriate basis. Expenses directly attributable to a class of shares are charged directly to that class.

The investment income and expenses of the Fund (other than class specific expenses) and realized and unrealized gains and losses of the Fund are allocated to each class of shares based upon their relative net assets or another appropriate basis on the date the income is earned or the expenses and realized and unrealized gains and losses are incurred.

Estimates: The financial statements have been prepared in conformity with GAAP. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement with Morgan Asset Management, Inc. ("the Adviser"), a wholly owned subsidiary of Regions Financial Corporation ("Regions"). Under the agreement, the Fund pays a fee, calculated daily and paid monthly, based on the

MORGAN KEEGAN SELECT FUND, INC.
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

average daily net assets of the Fund. The Adviser has contractually agreed to reduce its fees through February 18, 2006 as follows:

          ANNUAL FEE                           ANNUAL FEE
 BEFORE CONTRACTUAL REDUCTION          AFTER CONTRACTUAL REDUCTION
 ----------------------------          ---------------------------
             0.55%                                0.35%

Morgan Keegan & Company, Inc. ("Morgan Keegan"), a wholly owned subsidiary of Regions and an affiliate of the Adviser, is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended. Morgan Keegan, with whom certain officers of the Fund are affiliated, serves as the Administrator and Distributor of the Fund's shares. Such individuals are paid no fees directly by the Fund for serving as officers of the Fund. Morgan Keegan also provides an employee to serve the Fund as Chief Compliance Officer for which Morgan Keegan receives no compensation from the Fund. As the Administrator of the Fund, pursuant to an Administration Agreement, Morgan Keegan is entitled to a fee computed at an annual rate of 0.12% of the Fund's average daily net assets.

BISYS Fund Services Ohio, Inc. ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., serves as Fund Accountant, Sub-Administrator and Transfer Agent of the Fund. Under the Fund Accounting Agreement, BISYS receives a fee from the Fund based upon a complex level tier, subject to a minimum annual fee. Under the Sub-Administration Agreement, BISYS is entitled to a fee from Morgan Keegan computed at an annual rate of 0.105% of the Fund's average daily net assets. Under the Transfer Agency Agreement, BISYS receives additional fees, which are payable monthly.

The Fund has adopted a Rule 12b-1 Distribution Plan ("12b-1 Plan"), with respect to Class A Shares of the Fund. The 12b-1 Plan compensates the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Under the Class A Shares' 12b-1 Plan, the Fund will pay a fee at an annual rate of up to 0.25% of the average daily net assets.

Regions Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

From time to time, fees may be reduced or reimbursed in order to assist the Fund in maintaining more competitive expense ratio.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, including long-term U.S. Government Securities, but excluding short-term securities, for the period ended February 28, 2005, were as follows:

           PURCHASES                              SALES
           ---------                              -----
          $8,538,304                           $9,268,871

                                                 MORGAN KEEGAN SELECT FUND, INC.
                                    NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5. REORGANIZATION

The Fund previously offered Investor B Shares. Effective February 18, 2005, all Investor B Shares of the Fund existing at the time of conversion on February 18, 2005 converted to Class A Shares of the same Fund and the Company terminated the Investor B Shares of the Fund. No Contingent Deferred Sales Charges were assessed on the Investor B Shares of the Fund existing at the time of the conversion as a result of the termination and conversion to Class A Shares.

MORGAN KEEGAN SELECT FUND, INC.
SUPPLEMENTAL INFORMATION (UNAUDITED)
FEBRUARY 28, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including advisory fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 through February 28, 2005.

ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                         BEGINNING         ENDING       EXPENSES PAID    EXPENSE RATIO
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD
                          9/1/04          2/28/05       9/1/04-2/28/05   9/1/04-2/28/05
                       -------------   --------------   --------------   --------------
CLASS I SHARES.......    $1,000.00       $1,002.20          $3.82             0.77%
CLASS A SHARES.......     1,000.00        1,001.70           5.31             1.07%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         BEGINNING         ENDING       EXPENSES PAID    EXPENSE RATIO
                       ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD
                          9/1/04          2/28/05       9/1/04-2/28/05   9/1/04-2/28/05
                       -------------   --------------   --------------   --------------
CLASS I SHARES.......    $1,000.00       $1,020.98          $3.86             0.77%
CLASS A SHARES.......     1,000.00        1,019.49           5.36             1.07%

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

        Morgan Keegan & Company, Inc. is a full service broker dealer that provides personalized investment services to its clients from over 200 offices in 18 states. Please access our website www.morgankeegan.com to locate the Morgan Keegan branch nearest you or contact us at 1-800-366-7426. Morgan Keegan & Company, Inc. is a wholly owned subsidiary of Regions Financial Corporation, a regional financial holding company (NYSE: RF).



                                     Alabama

                                    Arkansas

                                     Florida

                                     Georgia

                                    Illinois

                                     Indiana

                                      Iowa

                                    Kentucky

                                    Louisiana

                                  Massachusetts

                                   Mississippi

                                    Missouri

                                    New York

                                 North Carolina

                                 South Carolina

                                    Tennessee

                                      Texas

                                    Virginia





                               [SELECT FUNDS LOGO]

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

            (i) Has at least one audit committee financial expert serving on its audit committee; or

            (ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the registrant provides the disclosure required by paragraph
      (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

            (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

            (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

      (3) If the registrant provides the disclosure required by paragraph
      (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE - INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the

Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          Morgan Keegan Select Fund, Inc.
            -----------------------------------------------------------------------------------------

By (Signature and Title)*          /s/ Carter E. Anthony          Carter E. Anthony, President
                         ----------------------------------------------------------------------------

Date          May 9, 2005
    ------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Carter E. Anthony          Carter E. Anthony, President
                         ---------------------------------------------------------------------------

Date          May 9, 2005
    ------------------------------------------

By (Signature and Title)*          /s/ Joseph C. Weller           Joseph C. Weller, Treasurer
                         ---------------------------------------------------------------------------

Date          May 9, 2005
    ------------------------------------------


* Print the name and title of each signing officer under his or her signature.